Income Taxes (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net loss	$ 0	$ 0	$ 0
Equity	0	0	0
Balance, end of period	0	0	0
Non-capital losses
Statement [Line Items]
Net loss	(7,397,000)	1,186,000
Equity	0	0
Balance, end of period	13,635,000	21,032,000	19,846,000
Capital losses carried forward
Statement [Line Items]
Net loss	(110,000)	101,000
Equity	0	0
Balance, end of period	73,000	183,000	82,000
Share issuance costs & CEC
Statement [Line Items]
Net loss	(235,000)	(281,000)
Equity	0	0
Balance, end of period	317,000	552,000	833,000
Investments
Statement [Line Items]
Net loss	(26,000)	4,000
Equity	0	0
Balance, end of period	22,000	18,000	44,000
Site reclamation obligations
Statement [Line Items]
Net loss	24,000	(16,000)
Equity	0	0
Balance, end of period	1,145,000	1,121,000	1,137,000
Property and equipment
Statement [Line Items]
Net loss	51,000	64,000
Equity	0	0
Balance, end of period	427,000	376,000	312,000
Deferred tax assets, mineral property interests
Statement [Line Items]
Net loss	1,016,000	(28,000)
Balance, end of period	4,973,000	5,001,000	3,985,000
Capital Lease Obligation
Statement [Line Items]
Net loss	(20,000)	58,000
Equity	0	0
Balance, end of period	104,000	124,000	66,000
Total deferred tax assets
Statement [Line Items]
Net loss	(7,141,000)	2,165,000
Equity	0
Balance, end of period	21,329,000	28,470,000	26,305,000
Deferred tax liabilities, property and equipment
Statement [Line Items]
Net loss	33,000	(34,000)
Equity	0	0
Balance, end of period	(53,000)	(86,000)	(52,000)
Deferred tax liabilities, mineral property interests
Statement [Line Items]
Net loss	(1,061,000)	(729,000)
Equity	0	0
Balance, end of period	(545,000)	(1,606,000)	(877,000)
Deferred tax liabilities, investement
Statement [Line Items]
Net loss	14,000	154,000
Equity	0	0
Balance, end of period	28,000	(42,000)	(196,000)
Total net deferred tax assets (liabilities)
Statement [Line Items]
Net loss	(6,034,000)	1,556,000
Equity	0	0
Balance, end of period	20,702,000	26,736,000	25,180,000
Unrecogonized deferred tax assets
Statement [Line Items]
Net loss	6,034,000	(1,556,000)
Equity	0	0
Balance, end of period	(20,702,000)	(25,180,000)	(25,180,000)
Other
Statement [Line Items]
Net loss	(63,000)	63,000
Equity	0	0
Balance, end of period	$ 0	$ 63,000	$ 63,000